Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	€ 108,112
Depreciation charge	(14,946)	€ (9,448)	€ (6,688)
Property, plant and equipment at ending period	126,049	108,112
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	127,898	56,389
Additions	25,788	78,235
Disposals	(1,822)	(531)
Foreign exchange translation	8,106	(6,195)
Property, plant and equipment at ending period	159,970	127,898	56,389
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(19,786)		(11,320)
Depreciation charge	(14,946)		(9,448)
Disposals	1,822		402
Foreign exchange translation	(1,011)		580
Property, plant and equipment at ending period	(33,921)	(19,786)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	9,841
Property, plant and equipment at ending period	11,419	9,841
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	14,622	8,038
Additions	2,810	7,169
Disposals	(772)	(296)
Foreign exchange translation	286	(289)
Property, plant and equipment at ending period	16,946	14,622	8,038
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(4,781)		(3,971)
Depreciation charge	(1,499)		(1,030)
Disposals	772		204
Foreign exchange translation	(19)		16
Property, plant and equipment at ending period	(5,527)	(4,781)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	2,888
Property, plant and equipment at ending period	5,275	2,888
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	5,175	3,944
Additions	3,386	1,635
Disposals	(10)	(221)
Foreign exchange translation	271	(183)
Property, plant and equipment at ending period	8,822	5,175	3,944
Other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(2,287)		(1,563)
Depreciation charge	(1,200)		(956)
Disposals	10		191
Foreign exchange translation	(70)		41
Property, plant and equipment at ending period	3,547	(2,287)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	7,401
Property, plant and equipment at ending period	15,579	7,401
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	8,535	4,288
Additions	8,780	4,849
Disposals		(14)
Foreign exchange translation	752	(588)
Property, plant and equipment at ending period	18,067	8,535	4,288
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(1,134)		(558)
Depreciation charge	(1,284)		(605)
Disposals			7
Foreign exchange translation	(70)		22
Property, plant and equipment at ending period	(2,488)	(1,134)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	87,982
Property, plant and equipment at ending period	93,776	87,982
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	99,566	40,119
Additions	10,812	64,582
Disposals	(1,040)
Foreign exchange translation	6,797	(5,135)
Property, plant and equipment at ending period	116,135	99,566	40,119
Right-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	(11,584)		(5,228)
Depreciation charge	(10,963)		(6,857)
Disposals	1,040
Foreign exchange translation	(852)		€ 501
Property, plant and equipment at ending period	€ (22,359)	€ (11,584)